Commitments and Contingencies - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies
Long-term contracts, contract price	$ 4,893	$ 3,402
Long-term contracts, commitments amount	3,902	2,380
Contractual obligation	$ 290,102	$ 129,420